REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Financial Information of The Company's Reportable Segments

	Year ended December 31, 2023
	Customer Engagement	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,974,090	$403,418	$—	2,377,508

Operating income	$456,793	$129,023	$(150,589)	435,227

	Year ended December 31, 2022
	Customer Engagement	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,768,804	$412,490	$—	$2,181,294

Operating income	$343,892	$159,298	$(168,017)	$335,173

	Year ended December 31, 2021
	Customer Engagement	Financial Crime and Compliance	Not allocated	Total
Revenues	$1,572,176	$348,974	$—	$1,921,150

Operating income	$316,760	$104,080	$(156,931)	$263,909

Schedule of Long-Lived Assets by Operational Segments
The following table presents property and equipment as of December 31, 2023 and 2022, based on operational segments:

	December 31,
	2023	2022
Customer Engagement	$132,824	$125,781
Financial Crime and Compliance	39,943	32,070
Non-allocated	1,647	1,434

	174,414	$159,285

Schedule of Total Revenues from External Customers by Geographical Areas
Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year Ended December 31,
	2023	2022	2021
Americas, principally the US	$1,986,634	$1,802,192	$1,566,807
EMEA (*)	244,523	245,198	236,122
Israel	3,508	4,484	3,839
Asia Pacific	142,843	129,420	114,382

	$2,377,508	$2,181,294	$1,921,150

Schedule of Long-Lived Assets by Geographical Areas
The following presents property and equipment and operating lease right-of-use assets as of December 31, 2023 and 2022, based on geographical areas:

	December 31,
	2023	2022
Americas, principally the US	$128,065	$127,289
EMEA (*)	10,145	4,669
Israel	122,940	112,702
Asia Pacific	17,829	17,518

	$278,979	$262,178
(*) Includes Europe, the Middle East (excluding Israel) and Africa.